EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
EARNINGS PER SHARE

16.  EARNINGS PER SHARE

Basic and diluted net income attributable to the Company’s ordinary shareholders per ordinary share for the years ended December 31, 2009, 2010 and 2011 is as follows:

	For the Year Ended December 31,
	2009	2010	2011
Numerator:
Net income for the year	11,306	19,132	51,630
Accretion/cumulative dividends for Preferred Shares	(2,030)	(1,741)	—
Amount allocated to participating preferred shareholders	(7,449)	(12,112)	—
Numerator for basic and diluted earnings per share	1,827	5,279	51,630
Denominator:
Weighted average ordinary shares outstanding for basic calculation	38,671,413	82,221,102	262,542,760
Dilutive effect of share-based awards	20,229,603	15,137,668	16,262,798
Denominator for diluted calculation	58,901,016	97,358,770	278,805,558
Basic earnings per ordinary share	0.05	0.06	0.20
Diluted earnings per ordinary share	0.03	0.05	0.19

The following ordinary equivalent shares were excluded from the computation of diluted net income per common share for the periods presented because including them would have had an anti-dilutive effect:

	For the Year Ended December 31,
	2009	2010	2011
Preferred shares	157,629,642	—	—